Cash, Cash Equivalents and Short-Term Deposits - Schedule of Cash, Cash Equivalents and Short-Term Deposits (Detail) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	£ 86,703	£ 19,990	£ 14,112	£ 18,761